SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2016
SHARE-BASED COMPENSATION
Summary of the Company's restricted shares award ("RSUs") issued under 2011 Plan

	Number of ordinary shares	Weighted average grant date fair value
		(US$)
Outstanding, January 1, 2015	14,925,016	0.50

Granted	40,106,656	0.43
Vested	(9,291,500)	0.49
Forfeited	(1,333,584)	0.52

Outstanding, December 31, 2015	44,406,588	0.43

Expected to vest at December 31, 2015	44,406,588	0.43

Granted	—	—
Vested	(34,645,085)	0.43
Forfeited	(2,743,280)	0.44

Outstanding, December 31, 2016	7,018,223	0.46

Expected to vest at December 31, 2016	7,018,223	0.46

Schedule of total compensation expense relating to all options and RSUs recognized

	For the years ended December 31,
	2014	2015	2016
	(RMB)’000	(RMB)’000	(RMB)’000	(US$)’000

Cost of revenues	951	3,670	5,961	859
Sales and marketing expenses	2,167	2,882	2,753	397
General and administration expenses	10,612	38,796	72,483	10,440
Research and development expenses	3,307	3,258	3,828	550

	17,037	48,606	85,025	12,246

Employees
SHARE-BASED COMPENSATION
Summary of entity's share option activity

	Number of options	Weighted average Exercise price	Weighted average remaining contractual term	Aggregate intrinsic value
		(US$)	(Years)	(US$’000)

Outstanding, January 1, 2015	24,442,758	0.32	7.60	6,466

Vested and expected to vest at January 1, 2015	24,442,758	0.32	7.60	6,466

Exercised	(6,980,032)	0.37
Forfeited	(3,682,672)	0.43

Outstanding, December 31, 2015	13,760,054	0.27	5.91	3,358

Vested and expected to vest at December 31, 2015	13,760,054	0.27	5.91	3,358

Exercisable at December 31, 2015	9,521,520	0.21	5.91	2,920

Exercised	(1,325,241)	0.24
Forfeited	(1,496,736)	0.39

Outstanding, December 31, 2016	10,938,077	0.25	4.59	76

Vested and expected to vest at December 31, 2016	10,938,077	0.25	4.59	76

Exercisable at December 31, 2016	10,318,816	0.22	4.48	76

Schedule of assumptions used in calculation of estimated fair value of the options
December 23, 2014

Suboptimal exercise factor	2.8
Risk-free interest rates	2.18%
Expected volatility	55.60%
Expected dividend yield	0%
Weighted average fair value of share option	0.311